UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Brian H. Lawrence, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2025

Nuveen Inflation Linked Bond Fund
Class R6 Shares/TIILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Inflation Linked Bond Fund
Class A Shares/TCILX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Inflation Linked Bond Fund
Retirement Class Shares/TIKRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Inflation Linked Bond Fund
Premier Class Shares/TIKPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.42%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Inflation Linked Bond Fund
Class I Shares/TIIHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.43%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Inflation Linked Bond Fund
Class W Shares/TIIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$3,025,719,261

Total number of portfolio holdings	54

Portfolio turnover (%)	14%

What did the Fund invest in? (as of June 30, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Real Estate Securities Select Fund
Class R6 Shares/TIREX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.50%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Real Estate Securities Select Fund
Class A Shares/TCREX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.92%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Real Estate Securities Select Fund
Retirement Class Shares/TRRSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.75%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Real Estate Securities Select Fund
Premier Class Shares/TRRPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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Semi-Annual Shareholder Report June 30, 2025

Nuveen Real Estate Securities Select Fund
Class I Shares/TIRHX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$32	0.63%
* Annualized for period less than one year.

Fund Statistics (as of June 30, 2025)

Fund net assets	$2,715,894,201

Total number of portfolio holdings	50

Portfolio turnover (%)	17%

What did the Fund invest in? (as of June 30, 2025)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

1	continued>>

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2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments June 30, 2025

Inflation Linked Bond

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 97.4%
		CORPORATE BONDS - 0.2%
$657,895		ENERGY - 0.0% Reliance Industries Ltd	2.444%	01/15/26	$654,038
		TOTAL ENERGY			654,038

634,761		FINANCIAL SERVICES - 0.0% HNA LLC	2.369	09/18/27	615,200
		TOTAL FINANCIAL SERVICES			615,200

5,865,000		HEALTH CARE EQUIPMENT & SERVICES - 0.2% Montefiore Medical Center	2.895	04/20/32	5,157,589
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,157,589

		TOTAL CORPORATE BONDS (Cost $7,152,745)			6,426,827

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		GOVERNMENT BONDS - 97.2%
9,000,000		AGENCY SECURITIES - 0.2% Federal National Mortgage Association	1.625	08/24/35	6,798,997
		TOTAL AGENCY SECURITIES			6,798,997

		MORTGAGE BACKED - 1.7%
6,851,578		Ginnie Mae I Pool	3.600	09/15/31	6,667,509
3,852,932		Ginnie Mae I Pool	3.700	10/15/33	3,725,242
1,177,432		Ginnie Mae I Pool	3.380	07/15/35	1,110,537
1,159,454		Ginnie Mae I Pool	3.870	10/15/36	1,110,856
4,250,148		Ginnie Mae I Pool	3.940	03/15/37	4,076,614
15,235,218		Ginnie Mae I Pool	1.730	07/15/37	12,904,646
11,534,566		Ginnie Mae I Pool	1.650	07/15/42	8,957,068
11,785,855		Ginnie Mae I Pool	2.750	01/15/45	11,016,281
		TOTAL MORTGAGE BACKED			49,568,753

		U.S. TREASURY SECURITIES - 95.3%
970,227	(a)	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	969,769
617,616	(a)	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	615,469
2,052,179	(a)	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	2,040,901
2,843,707	(a)	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	2,848,631
20,908,332	(a)	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	20,675,956
69,919,249	(a)	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	69,314,014
119,966,448	(a)	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	118,589,560
125,791,666	(a)	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	124,072,089
40,326,994	(a)	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	41,002,372
19,313,020	(a)	United States Treasury Inflation Indexed Bonds	0.125	04/15/27	18,908,610
72,775,747	(a)	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	71,790,335
85,596,921	(a)	United States Treasury Inflation Indexed Bonds	1.625	10/15/27	86,662,345
98,959,939	(a)	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	97,118,133
26,893,641	(a)	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	27,236,496
155,462,571	(a)	United States Treasury Inflation Indexed Bonds	1.250	04/15/28	155,170,030
45,178,853	(a)	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	48,040,331
63,892,117	(a)	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	63,112,363
74,720,574	(a)	United States Treasury Inflation Indexed Bonds	2.375	10/15/28	77,505,963
105,912,493	(a)	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	104,265,201
64,816,742	(a)	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	67,438,237
170,119,586	(a)	United States Treasury Inflation Indexed Bonds	2.125	04/15/29	174,692,540
76,847,228	(a)	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	83,894,846
74,575,287	(a)	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	71,612,518
61,567,267	(a)	United States Treasury Inflation Indexed Bonds	1.625	10/15/29	62,322,884
150,126,407	(a)	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	141,673,882
69,280,288	(a)	United States Treasury Inflation Indexed Bonds	1.625	04/15/30	69,778,027
130,756,538	(a)	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	122,824,741
129,097,594	(a)	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	119,607,058
144,137,790	(a)	United States Treasury Inflation Indexed Bonds	0.125	07/15/31	132,633,674
6,254,573	(a)	United States Treasury Inflation Indexed Bonds	0.125	01/15/32	5,668,583
46,475,074	(a)	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	51,729,850

4	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		U.S. TREASURY SECURITIES (continued)
$75,788,914	(a)	United States Treasury Inflation Indexed Bonds	0.625%	07/15/32	$70,690,205
119,797,338	(a)	United States Treasury Inflation Indexed Bonds	1.125	01/15/33	114,470,609
96,109,650	(a)	United States Treasury Inflation Indexed Bonds	1.375	07/15/33	93,330,413
192,108,350	(a)	United States Treasury Inflation Indexed Bonds	1.750	01/15/34	190,426,482
113,386,861	(a)	United States Treasury Inflation Indexed Bonds	1.875	07/15/34	113,473,795
51,022,781	(a)	United States Treasury Inflation Indexed Bonds	2.125	01/15/35	51,855,169
16,547,158	(a)	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	16,331,104
		TOTAL U.S. TREASURY SECURITIES			2,884,393,185

		TOTAL GOVERNMENT BONDS (Cost $2,983,008,000)			2,940,760,935

		TOTAL LONG-TERM INVESTMENTS (Cost $2,990,160,745)			2,947,187,762

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 0.4%
12,618,000	(b)	REPURCHASE AGREEMENT - 0.4% Bank of New York Mellon Corp	4.390	07/01/25	12,618,000
		TOTAL REPURCHASE AGREEMENT			12,618,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $12,618,000)			12,618,000

		TOTAL INVESTMENTS - 97.8% (Cost $3,002,778,745)			2,959,805,762

		OTHER ASSETS & LIABILITIES, NET - 2.2%			65,913,499

		NET ASSETS - 100.0%			$3,025,719,261

(a)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b)

Agreement with Bank of New York Mellon Corp, 4.390% dated 6/30/25 to be repurchased at $12,619,539 on 7/1/25, collateralized by Government Agency Securities, with coupon rates 2.125%–4.000% and maturity dates 1/31/29–2/15/41, valued at $12,870,397.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	225	09/19/25	$24,821,581	$25,228,125	$406,544
U.S. Treasury 2-Year Note	111	09/30/25	22,979,344	23,090,602	111,258
U.S. Treasury 5-Year Note	200	09/30/25	21,576,946	21,800,000	223,054

Total	536		$69,377,871	$70,118,727	$740,856

See Notes to Financial Statements	5

Portfolio of Investments June 30, 2025

Real Estate Securities Select

(Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS - 98.8%
	LONG-TERM INVESTMENTS - 98.8%
	COMMON STOCKS - 98.8%
80,000	ASSET MANAGEMENT & CUSTODY BANKS - 0.4% Blackstone, Inc	$11,966,400
	TOTAL ASSET MANAGEMENT & CUSTODY BANKS	11,966,400

	DATA CENTER REITS - 11.4%
750,000	Digital Realty Trust, Inc	130,747,500
224,000	Equinix, Inc	178,185,280
	TOTAL DATA CENTER REITS	308,932,780

	HEALTH CARE REITS - 15.0%
1,250,000	American Healthcare REIT, Inc	45,925,000
750,000	Healthpeak Properties, Inc	13,132,500
1,650,000	Sabra Health Care REIT, Inc	30,426,000
1,550,000	Ventas, Inc	97,882,500
1,425,000	Welltower, Inc	219,065,250
	TOTAL HEALTH CARE REITS	406,431,250

350,000	HOTEL & RESORT REITS - 0.2% Host Hotels & Resorts Inc	5,376,000
	TOTAL HOTEL & RESORT REITS	5,376,000

	HOTELS, RESORTS & CRUISE LINES - 1.2%
120,000	Hyatt Hotels Corp	16,758,000
55,000	Marriott International, Inc (Class A)	15,026,550
	TOTAL HOTELS, RESORTS & CRUISE LINES	31,784,550

	INDUSTRIAL REITS - 11.6%
175,000	EastGroup Properties, Inc	29,246,000
2,150,000	Prologis, Inc	226,008,000
1,175,000	Rexford Industrial Realty, Inc	41,794,750
350,000	Terreno Realty Corp	19,624,500
	TOTAL INDUSTRIAL REITS	316,673,250

	MULTI-FAMILY RESIDENTIAL REITS - 8.7%
325,000	AvalonBay Communities, Inc	66,137,500
625,000	Equity Residential	42,181,250
100,000	Essex Property Trust, Inc	28,340,000
475,000	Mid-America Apartment Communities, Inc	70,304,750
700,000	UDR, Inc	28,581,000
	TOTAL MULTI-FAMILY RESIDENTIAL REITS	235,544,500

	OFFICE REITS - 4.4%
500,000	Boston Properties, Inc	33,735,000
3,000,000	Hudson Pacific Properties, Inc	8,220,000
850,000	SL Green Realty Corp	52,615,000
675,000	Vornado Realty Trust	25,812,000
	TOTAL OFFICE REITS	120,382,000

	OTHER SPECIALIZED REITS - 5.3%
875,000	Gaming and Leisure Properties, Inc	40,845,000
400,000	Iron Mountain, Inc	41,028,000
1,900,000	VICI Properties, Inc	61,940,000
	TOTAL OTHER SPECIALIZED REITS	143,813,000

	RETAIL REITS - 18.1%
625,000	Agree Realty Corp	45,662,500
1,350,000	Curbline Properties Corp	30,820,500
2,250,000	Kimco Realty Corp	47,295,000
1,300,000	Kite Realty Group Trust	29,445,000
875,000	Macerich Co	14,157,500
1,300,000	Realty Income Corp	74,893,000
800,000	Regency Centers Corp	56,984,000
1,100,000	Simon Property Group, Inc	176,836,000
550,000	Tanger Factory Outlet Centers, Inc	16,819,000
	TOTAL RETAIL REITS	492,912,500

525,000	SELF STORAGE REITS - 5.5% Extra Space Storage, Inc	77,406,000

6	See Notes to Financial Statements

SHARES	DESCRIPTION			VALUE
250,000	SELF STORAGE REITS (continued) Public Storage, Inc			$73,355,000
	TOTAL SELF STORAGE REITS			150,761,000

	SINGLE-FAMILY RESIDENTIAL REITS - 5.4%
475,000	American Homes 4 Rent			17,133,250
700,000	Equity Lifestyle Properties, Inc			43,169,000
1,650,000	Invitation Homes, Inc			54,120,000
250,000	Sun Communities, Inc			31,622,500
	TOTAL SINGLE-FAMILY RESIDENTIAL REITS			146,044,750

	TELECOM TOWER REITS - 11.6%
775,000	American Tower Corp			171,290,500
875,000	Crown Castle, Inc			89,888,750
225,000	SBA Communications Corp			52,839,000
	TOTAL TELECOM TOWER REITS			314,018,250

	TOTAL COMMON STOCKS (Cost $1,810,185,815)			2,684,640,230

	TOTAL LONG-TERM INVESTMENTS (Cost $1,810,185,815)			2,684,640,230

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	SHORT-TERM INVESTMENTS - 0.9%

	GOVERNMENT AGENCY DEBT - 0.2%
$5,000,000	Federal Home Loan Bank Discount Notes	0.000%	08/29/25	4,964,833
1,000,000	Tennessee Valley Authority Discount Notes	0.000	07/09/25	998,958
	TOTAL GOVERNMENT AGENCY DEBT			5,963,791

8,411,000(a)	REPURCHASE AGREEMENT - 0.3% Fixed Income Clearing Corporation	4.350	07/01/25	8,411,000
	TOTAL REPURCHASE AGREEMENT			8,411,000

	TREASURY DEBT - 0.4%
5,000,000	United States Treasury Bill	0.000	07/08/25	4,995,970
5,000,000	United States Treasury Bill	0.000	07/15/25	4,991,926
	TOTAL TREASURY DEBT			9,987,896

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,363,050)			24,362,687

	TOTAL INVESTMENTS - 99.7% (Cost $1,834,548,865)			2,709,002,917

	OTHER ASSETS & LIABILITIES, NET - 0.3%			6,891,284

	NET ASSETS - 100.0%			$2,715,894,201

REIT	Real Estate Investment Trust

(a)

Agreement with Fixed Income Clearing Corporation, 4.350% dated 6/30/25 to be repurchased at $8,412,016 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $8,579,275.

See Notes to Financial Statements	7

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)	Inflation Linked Bond	Real Estate Securities Select
ASSETS
Long-term investments, at value†	$2,947,187,762	$2,684,640,230
Short-term investments, at value#	12,618,000	24,362,687
Cash	–	358,622
Receivables:
Dividends	–	8,594,438
Interest	11,562,932	1,016
Investments sold	5,212,807	–
Reimbursement from Adviser	452,378	96,242
Shares sold	50,170,975	1,619,381
Variation margin on futures contracts	102,945	–
Other	644,818	581,527
Total assets	3,027,952,617	2,720,254,143
LIABILITIES
Due to affiliates	10,287	22,889
Cash overdraft	848	–
Borrowings	–	–
Payables:
Management fees	586,008	1,059,994
Shares redeemed	791,080	2,135,231
Service agreement fees	22,455	94,011
Accrued expenses:
Custodian fees	14,922	13,415
Professional fees	17,798	17,961
Shareholder reporting expenses	40,121	268,332
Shareholder servicing agent fees	62,047	85,107
Trustees fees	652,193	590,547
12b-1 distribution and service fees	21,861	62,907
Other	13,736	9,548
Total liabilities	2,233,356	4,359,942
Net assets	$3,025,719,261	$2,715,894,201

NET ASSETS CONSIST OF:
Paid-in capital	$3,139,701,022	$1,985,127,256
Total distributable earnings (loss)	(113,981,761)	730,766,945
Net assets	$3,025,719,261	$2,715,894,201

† Long-term investments, cost	$2,990,160,745	$1,810,185,815
# Short-term investments, cost	$12,618,000	$24,363,050

8	See Notes to Financial Statements

Statement of Assets and Liabilities (continued)

June 30, 2025 (Unaudited)	Inflation Linked Bond	Real Estate Securities Select
CLASS A:
Net assets	$106,348,019	$292,751,836
Shares outstanding	10,202,105	16,624,803
Net asset value (“NAV”) per share	$10.42	$17.61
Maximum sales charge	3.75%	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$10.83	$18.68

CLASS I:
Net assets	$53,717,240	$32,537,016
Shares outstanding	4,984,093	1,828,233
NAV and offering price per share	$10.78	$17.80

PREMIER CLASS:
Net assets	$974,441	$17,245,546
Shares outstanding	90,628	968,449
NAV and offering price per share	$10.75	$17.81

CLASS R6:
Net assets	$509,284,248	$1,912,441,864
Shares outstanding	47,258,320	107,546,186
NAV and offering price per share	$10.78	$17.78

RETIREMENT CLASS:
Net assets	$110,426,447	$460,917,939
Shares outstanding	10,149,009	24,580,531
NAV and offering price per share	$10.88	$18.75

CLASS W:
Net assets	$2,244,968,866	$–
Shares outstanding	208,354,410	–
NAV and offering price per share	$10.77	$–

Authorized shares - per class	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001

See Notes to Financial Statements	9

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)	Inflation Linked Bond	Real Estate Securities Select

INVESTMENT INCOME
Affiliated income	$–	$243,552
Dividends	–	42,129,888
Interest	62,645,941	710,878
Securities lending income, net	788	–
Total investment income	62,646,729	43,084,318

EXPENSES
Management fees	3,489,818	6,425,411
12b-1 distribution and service fees — Class A	132,230	374,362
12b-1 distribution and service fees — Premier Class	699	12,706
Shareholder servicing agent fees — Class A	57,588	248,219
Shareholder servicing agent fees — Class I	46,075	22,671
Shareholder servicing agent fees — Premier Class	63	167
Shareholder servicing agent fees — Class R6	1,184	11,847
Shareholder servicing agent fees — Retirement Class	135,084	541,953
Shareholder servicing agent fees — Class W	800	–
Administrative service fees	28,586	25,520
Trustees fees	12,674	12,439
Custodian expenses	15,030	14,220
Overdraft expense	–	8,518
Professional fees	12,636	12,692
Registration fees	33,764	28,807
Shareholder reporting expenses	63,991	256,699
Other	4,266	20,755
Total expenses	4,034,488	8,016,986
Expenses reimbursed by the investment adviser	(2,699,535)	–
Net expenses	1,334,953	8,016,986
Net investment income (loss)	61,311,776	35,067,332

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	(6,119,538)	28,298,720
Futures contracts	602,198	–
Foreign currency transactions	93	2,330
Net realized gain (loss)	(5,517,247)	28,301,050
Change in unrealized appreciation (depreciation) on:
Investments	89,471,600	(51,160,635)
Futures contracts	692,885	–
Net change in unrealized appreciation (depreciation)	90,164,485	(51,160,635)
Net realized and unrealized gain (loss)	84,647,238	(22,859,585)
Net increase (decrease) in net assets from operations	$145,959,014	$12,207,747

10	See Notes to Financial Statements

Statement of Changes in Net Assets

	Inflation Linked Bond
	Unaudited Six Months Ended 6/30/25	Nine Months Ended 12/31/24	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$61,311,776	$86,429,973	$97,766,788
Net realized gain (loss)	(5,517,247)	(20,957,421)	(31,464,836)
Net change in unrealized appreciation (depreciation)	90,164,485	17,677,186	(13,504,058)
Net increase (decrease) in net assets from operations	145,959,014	83,149,738	52,797,894
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(1,999,357)	(3,320,733)	(4,320,896)
Class I	(1,019,269)	(1,969,518)	(2,907,314)
Premier Class	(18,153)	(27,097)	(66,748)
Class R6	(9,975,645)	(14,209,448)	(21,921,451)
Retirement Class	(2,018,355)	(3,208,480)	(4,434,311)
Class W	(46,292,774)	(68,443,428)	(77,573,048)
Return of Capital:
Class A	–	–	–
Class I	–	–	–
Premier Class	–	–	–
Class R6	–	–	–
Retirement Class	–	–	–
Total distributions	(61,323,553)	(91,178,704)	(111,223,768)
FUND SHARE TRANSACTIONS
Subscriptions	269,354,277	387,254,711	635,455,050
Reinvestments of distributions	14,416,178	21,641,841	31,518,048
Redemptions	(259,287,079)	(465,026,837)	(477,969,028)
Net increase (decrease) from Fund share transactions	24,483,376	(56,130,285)	189,004,070
Net increase (decrease) in net assets	109,118,837	(64,159,251)	130,578,196
Net assets at the beginning of period	2,916,600,424	2,980,759,675	2,850,181,479
Net assets at the end of period	$3,025,719,261	$2,916,600,424	$2,980,759,675

See Notes to Financial Statements	11

Real Estate Securities Select
Unaudited Six Months Ended 6/30/25	Nine Months Ended 12/31/24	Year Ended 3/31/24

$35,067,332	$54,951,959	$79,850,084
28,301,050	120,237,997	(85,765,759)
(51,160,635)	12,287,848	234,176,714
12,207,747	187,477,804	228,261,039

(4,468,064)	(6,587,088)	(8,852,193)
(566,573)	(903,465)	(1,978,172)
(276,680)	(391,896)	(811,525)
(32,749,066)	(45,505,200)	(57,964,117)
(6,657,570)	(8,933,963)	(12,796,393)
–	–	–

–	(341,068)	–
–	(45,400)	–
–	(22,057)	–
–	(2,135,663)	–
–	(466,635)	–
(44,717,953)	(65,332,435)	(82,402,400)

152,528,092	170,326,728	279,574,542
44,349,135	64,698,905	81,589,451
(233,152,967)	(511,242,411)	(610,424,661)
(36,275,740)	(276,216,778)	(249,260,668)
(68,785,946)	(154,071,409)	(103,402,029)
2,784,680,147	2,938,751,556	3,042,153,585
$2,715,894,201	$2,784,680,147	$2,938,751,556

12	See Notes to Financial Statements

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period

Inflation Linked Bond
Class A:
6/30/25(d)	$10.13	$0.19	$0.30	$0.49	$(0.20)	$—	$(0.20)	$10.42
12/31/24(f)	10.16	0.27	—	0.27	(0.30)	—	(0.30)	10.13
3/31/24	10.38	0.31	(0.17)	0.14	(0.36)	—	(0.36)	10.16
3/31/23	11.51	0.62	(1.02)	(0.40)	(0.65)	(0.08)	(0.73)	10.38
3/31/22	11.92	0.70	(0.28)	0.42	(0.70)	(0.13)	(0.83)	11.51
3/31/21	11.25	0.13	0.67	0.80	(0.13)	—	(0.13)	11.92
Class I:
6/30/25(d)	10.47	0.20	0.32	0.52	(0.21)	—	(0.21)	10.78
12/31/24(f)	10.49	0.30	(0.01)	0.29	(0.31)	—	(0.31)	10.47
3/31/24	10.71	0.36	(0.20)	0.16	(0.38)	—	(0.38)	10.49
3/31/23	11.84	0.69	(1.07)	(0.38)	(0.67)	(0.08)	(0.75)	10.71
3/31/22	12.24	0.74	(0.29)	0.45	(0.72)	(0.13)	(0.85)	11.84
3/31/21	11.55	0.16	0.69	0.85	(0.16)	—	(0.16)	12.24
Premier Class:
6/30/25(d)	10.44	0.21	0.31	0.52	(0.21)	—	(0.21)	10.75
12/31/24(f)	10.47	0.29	(0.01)	0.28	(0.31)	—	(0.31)	10.44
3/31/24	10.68	0.39	(0.23)	0.16	(0.37)	—	(0.37)	10.47
3/31/23	11.82	0.64	(1.04)	(0.40)	(0.66)	(0.08)	(0.74)	10.68
3/31/22	12.22	0.78	(0.34)	0.44	(0.71)	(0.13)	(0.84)	11.82
3/31/21	11.52	0.16	0.69	0.85	(0.15)	—	(0.15)	12.22
Class R6:
6/30/25(d)	10.47	0.22	0.30	0.52	(0.21)	—	(0.21)	10.78
12/31/24(f)	10.49	0.31	(0.01)	0.30	(0.32)	—	(0.32)	10.47
3/31/24	10.71	0.35	(0.17)	0.18	(0.40)	—	(0.40)	10.49
3/31/23	11.84	0.69	(1.06)	(0.37)	(0.68)	(0.08)	(0.76)	10.71
3/31/22	12.24	0.74	(0.28)	0.46	(0.73)	(0.13)	(0.86)	11.84
3/31/21	11.54	0.16	0.71	0.87	(0.17)	—	(0.17)	12.24
Retirement Class:
6/30/25(d)	10.57	0.20	0.31	0.51	(0.20)	—	(0.20)	10.88
12/31/24(f)	10.59	0.29	(0.01)	0.28	(0.30)	—	(0.30)	10.57
3/31/24	10.79	0.33	(0.17)	0.16	(0.36)	—	(0.36)	10.59
3/31/23	11.94	0.65	(1.06)	(0.41)	(0.66)	(0.08)	(0.74)	10.79
3/31/22	12.34	0.73	(0.30)	0.43	(0.70)	(0.13)	(0.83)	11.94
3/31/21	11.63	0.14	0.71	0.85	(0.14)	—	(0.14)	12.34
Class W:
6/30/25(d)	10.47	0.23	0.30	0.53	(0.23)	—	(0.23)	10.77
12/31/24(f)	10.49	0.32	—	0.32	(0.34)	—	(0.34)	10.47
3/31/24	10.71	0.37	(0.16)	0.21	(0.43)	—	(0.43)	10.49
3/31/23	11.84	0.67	(1.02)	(0.35)	(0.70)	(0.08)	(0.78)	10.71
3/31/22	12.24	0.78	(0.29)	0.49	(0.76)	(0.13)	(0.89)	11.84
3/31/21	11.54	0.21	0.68	0.89	(0.19)	—	(0.19)	12.24

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.
(f)	For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund’s fiscal year end was March 31st.
(g)	Does not include in-kind transactions.

See Notes to Financial Statements	13

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

4.81%	$106,348	0.61	%(e)	0.61	%(e)	3.70	%(e)	14%
2.63	106,240	0.55	(e)	0.55	(e)	3.50	(e)	30
1.40	119,139	0.56		0.54		3.05		30
(3.34)	131,097	0.56		0.54		5.77		19
3.48	157,227	0.57		0.52		5.81		21	(g)
7.12	150,264	0.56		0.54		1.13		27

4.93	53,717	0.43	(e)	0.43	(e)	3.85	(e)	14
2.77	55,410	0.39	(e)	0.38	(e)	3.72	(e)	30
1.60	67,636	0.36		0.34		3.39		30
(3.09)	93,832	0.35		0.33		6.27		19
3.58	159,518	0.35		0.33		6.00		21	(g)
7.43	123,505	0.34		0.32		1.31		27

4.95	974	0.42	(e)	0.42	(e)	3.90	(e)	14
2.65	932	0.42	(e)	0.42	(e)	3.62	(e)	30
1.62	948	0.41		0.39		3.68		30
(3.22)	2,422	0.40		0.38		5.85		19
3.61	2,627	0.40		0.38		6.25		21	(g)
7.38	8,211	0.40		0.38		1.34		27

5.02	509,284	0.25	(e)	0.25	(e)	4.08	(e)	14
2.87	476,308	0.26	(e)	0.25	(e)	3.88	(e)	30
1.74	565,535	0.26		0.24		3.35		30
(3.01)	603,640	0.25		0.23		6.20		19
3.76	866,667	0.25		0.23		6.00		21	(g)
7.53	1,209,995	0.25		0.23		1.31		27

4.85	110,426	0.50	(e)	0.50	(e)	3.80	(e)	14
2.65	108,658	0.51	(e)	0.50	(e)	3.57	(e)	30
1.58	120,533	0.51		0.49		3.14		30
(3.35)	143,144	0.50		0.48		5.83		19
3.47	172,924	0.50		0.48		5.86		21	(g)
7.29	178,970	0.50		0.48		1.17		27

5.06	2,244,969	0.25	(e)	0.00	(e)	4.30	(e)	14
3.06	2,169,052	0.26	(e)	0.00	(e)	3.99	(e)	30
2.03	2,106,969	0.26		0.00		3.52		30
(2.84)	1,876,046	0.25		0.00		6.14		19
4.00	1,908,794	0.25		0.00		6.31		21	(g)
7.77	1,746,530	0.25		0.00		1.71		27

14	See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period
Real Estate Securities Select
Class A:
6/30/25(d)	$17.82	$0.20	$(0.14)	$0.06	$(0.27)	$—	$—	$(0.27)	$17.61
12/31/24(f)	17.09	0.31	0.80	1.11	(0.36)	—	(0.02)	(0.38)	17.82
3/31/24	16.25	0.41	0.87	1.28	(0.44)	—	—	(0.44)	17.09
3/31/23	22.14	0.41	(5.44)	(5.03)	(0.38)	(0.48)	—	(0.86)	16.25
3/31/22	18.82	0.23	3.75	3.98	(0.26)	(0.40)	—	(0.66)	22.14
3/31/21	14.09	0.25	4.73	4.98	(0.25)	—	—	(0.25)	18.82
Class I:
6/30/25(d)	18.01	0.22	(0.14)	0.08	(0.29)	—	—	(0.29)	17.80
12/31/24(f)	17.26	0.33	0.83	1.16	(0.39)	—	(0.02)	(0.41)	18.01
3/31/24	16.41	0.44	0.88	1.32	(0.47)	—	—	(0.47)	17.26
3/31/23	22.35	0.44	(5.49)	(5.05)	(0.41)	(0.48)	—	(0.89)	16.41
3/31/22	18.99	0.26	3.79	4.05	(0.29)	(0.40)	—	(0.69)	22.35
3/31/21	14.22	0.26	4.79	5.05	(0.28)	—	—	(0.28)	18.99
Premier Class:
6/30/25(d)	18.02	0.22	(0.14)	0.08	(0.29)	—	—	(0.29)	17.81
12/31/24(f)	17.27	0.31	0.84	1.15	(0.38)	—	(0.02)	(0.40)	18.02
3/31/24	16.42	0.44	0.87	1.31	(0.46)	—	—	(0.46)	17.27
3/31/23	22.36	0.44	(5.50)	(5.06)	(0.40)	(0.48)	—	(0.88)	16.42
3/31/22	19.00	0.28	3.76	4.04	(0.28)	(0.40)	—	(0.68)	22.36
3/31/21	14.22	0.27	4.79	5.06	(0.28)	—	—	(0.28)	19.00
Class R6:
6/30/25(d)	17.99	0.24	(0.15)	0.09	(0.30)	—	—	(0.30)	17.78
12/31/24(f)	17.25	0.35	0.81	1.16	(0.40)	—	(0.02)	(0.42)	17.99
3/31/24	16.40	0.47	0.87	1.34	(0.49)	—	—	(0.49)	17.25
3/31/23	22.34	0.46	(5.49)	(5.03)	(0.43)	(0.48)	—	(0.91)	16.40
3/31/22	18.98	0.30	3.77	4.07	(0.31)	(0.40)	—	(0.71)	22.34
3/31/21	14.21	0.30	4.77	5.07	(0.30)	—	—	(0.30)	18.98
Retirement Class:
6/30/25(d)	18.96	0.23	(0.16)	0.07	(0.28)	—	—	(0.28)	18.75
12/31/24(f)	18.15	0.33	0.87	1.20	(0.37)	—	(0.02)	(0.39)	18.96
3/31/24	17.23	0.45	0.92	1.37	(0.45)	—	—	(0.45)	18.15
3/31/23	23.41	0.44	(5.76)	(5.32)	(0.38)	(0.48)	—	(0.86)	17.23
3/31/22	19.86	0.25	3.95	4.20	(0.25)	(0.40)	—	(0.65)	23.41
3/31/21	14.86	0.27	4.99	5.26	(0.26)	—	—	(0.26)	19.86

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)	Unaudited
(e)	Annualized.
(f)	For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund’s fiscal year end was March 31st.
(g)	Does not include in-kind transactions.

See Notes to Financial Statements	15

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses		Net Expenses		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

0.33%	$292,752	0.92	%(e)	0.92	%(e)	2.23	%(e)	17%
6.52	314,030	0.78	(e)	0.78	(e)	2.33	(e)	21
8.07	326,548	0.79		0.77		2.54		7
(22.73)	369,354	0.77		0.73		2.28		25
21.13	532,018	0.75		0.72		1.09		25	(g)
35.57	367,908	0.79		0.76		1.48		45

0.47	32,537	0.63	(e)	0.63	(e)	2.47	(e)	17
6.69	38,548	0.62	(e)	0.62	(e)	2.45	(e)	21
8.23	50,394	0.61		0.58		2.69		7
(22.60)	107,731	0.60		0.57		2.45		25
21.32	153,657	0.59		0.59		1.19		25	(g)
35.76	71,403	0.62		0.59		1.55		45

0.46	17,246	0.65	(e)	0.65	(e)	2.52	(e)	17
6.65	17,288	0.65	(e)	0.65	(e)	2.28	(e)	21
8.20	26,551	0.65		0.62		2.66		7
(22.62)	34,765	0.63		0.60		2.42		25
21.25	45,328	0.62		0.62		1.27		25	(g)
35.78	48,255	0.64		0.62		1.62		45

0.53	1,912,442	0.50	(e)	0.50	(e)	2.66	(e)	17
6.74	1,980,850	0.50	(e)	0.50	(e)	2.61	(e)	21
8.38	2,043,858	0.50		0.48		2.84		7
(22.52)	2,026,404	0.48		0.45		2.55		25
21.46	2,935,178	0.47		0.47		1.37		25	(g)
35.94	2,272,604	0.49		0.47		1.77		45

0.38	460,918	0.75	(e)	0.75	(e)	2.47	(e)	17
6.59	433,965	0.75	(e)	0.75	(e)	2.33	(e)	21
8.10	491,401	0.75		0.72		2.60		7
(22.72)	503,900	0.73		0.70		2.31		25
21.17	675,116	0.72		0.72		1.11		25	(g)
35.58	533,102	0.74		0.72		1.52		45

16	See Notes to Financial Statements

Notes to Financial Statements

(Unaudited)

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Inflation Linked Bond Fund	Inflation Linked Bond
Nuveen Real Estate Securities Select Fund	Real Estate Securities Select

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up- front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.

17

Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

18

Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

19

Notes to Financial Statements (continued)

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Inflation Linked Bond
Long-Term Investments:
Corporate bonds	$—	$6,426,827	$—	$6,426,827
Government bonds	—	2,940,760,935	—	2,940,760,935
Short-Term Investments:
Repurchase agreement	—	12,618,000	—	12,618,000
Investments in Derivatives:
Futures contracts*	740,856	—	—	740,856
Total	$740,856	$2,959,805,762	$—	$2,960,546,618

Real Estate Securities Select
Long-Term Investments:
Common stocks	$2,684,640,230	$—	$—	$2,684,640,230
Short-Term Investments:
Government agency debt	—	5,963,791	—	5,963,791
Repurchase agreement	—	8,411,000	—	8,411,000
Treasury debt	—	9,987,896	—	9,987,896
Total	$2,684,640,230	$24,362,687	$—	$2,709,002,917

*	Represents net unrealized appreciation (depreciation).

4.	Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Inflation Linked Bond	Fixed Income Clearing Corporation	$12,618,000	$(12,870,397)
Real Estate Securities Select	Fixed Income Clearing Corporation	8,411,000	(8,579,275)

Treasury Inflation Protected Securities: Inflation Linked Bond may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

20

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the Funds did not have any securities out on loan.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Inflation Linked Bond	$–	$398,959,773	$370,000	$484,074,805
Real Estate Securities Select	472,252,616	–	489,464,230	–

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed- delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
Inflation Linked Bond	$50,529,656

21

Notes to Financial Statements (continued)

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Inflation Linked Bond
Futures contracts	Interest rate	Unrealized appreciation on futures contracts*	$740,856	-	$–

*

Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Inflation Linked Bond
Futures contracts	Interest rate	$602,198	$692,885

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

22

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 6/30/25		Nine Months Ended 12/31/24		Year Ended 3/31/24
Inflation Linked Bond	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions:
Class A	460,039	$4,771,338	631,856	$6,467,549	1,288,477	$13,059,446
Class I	668,012	7,154,703	2,100,605	22,117,944	2,405,516	25,230,979
Premier Class	9,330	99,687	7,329	77,287	25,759	270,373
Class R6	3,519,014	37,745,146	3,811,419	40,237,748	6,879,795	72,184,907
Retirement Class	610,975	6,616,752	160,714	1,715,921	297,367	3,105,040
Class W	19,829,786	212,966,651	29,975,898	316,638,262	49,776,621	521,604,305
Total subscriptions	25,097,156	269,354,277	36,687,821	387,254,711	60,673,535	635,455,050
Reinvestments of distributions:
Class A	183,453	1,910,478	299,932	3,049,934	394,391	3,963,055
Class I	61,764	664,830	134,802	1,415,415	205,967	2,136,473
Premier Class	1,691	18,153	2,586	27,097	6,450	66,748
Class R6	911,186	9,804,362	1,326,674	13,940,915	2,017,779	20,917,461
Retirement Class	185,783	2,018,355	302,631	3,208,480	423,884	4,434,311
Class W	–	–	–	–	–	–
Total reinvestments of distributions	1,343,877	14,416,178	2,066,625	21,641,841	3,048,471	31,518,048
Redemptions:
Class A	(926,616)	(9,604,361)	(2,167,228)	(22,131,101)	(2,593,681)	(26,316,099)
Class I	(1,038,480)	(11,073,695)	(3,388,859)	(35,788,497)	(4,930,366)	(51,510,463)
Premier Class	(9,617)	(102,089)	(11,276)	(118,715)	(168,393)	(1,735,965)
Class R6	(2,673,926)	(28,578,975)	(13,546,739)	(142,162,166)	(11,367,625)	(118,426,790)
Retirement Class	(930,543)	(10,029,350)	(1,565,084)	(16,662,766)	(2,597,626)	(27,400,363)
Class W	(18,719,560)	(199,898,609)	(23,596,093)	(248,163,592)	(24,053,242)	(252,579,348)
Total redemptions	(24,298,742)	(259,287,079)	(44,275,279)	(465,026,837)	(45,710,933)	(477,969,028)
Net increase (decrease) from shareholder transactions	2,142,291	$24,483,376	(5,520,833)	$(56,130,285)	18,011,073	$189,004,070

	Six Months Ended 6/30/25		Nine Months Ended 12/31/24		Year Ended 3/31/24
Real Estate Securities Select	Shares	Amount	Shares	Amount	Shares	Amount
Subscriptions:
Class A	214,050	$3,779,766	718,536	$12,426,270	1,066,960	$17,392,751
Class I	213,128	3,839,252	503,866	8,971,718	1,073,969	17,642,498
Premier Class	57,081	1,028,732	221,131	3,766,797	289,064	4,819,294
Class R6	5,327,882	95,880,793	7,830,141	137,017,940	13,364,176	218,219,672
Retirement Class	2,538,123	47,999,549	433,649	8,144,003	1,270,163	21,500,327
Total subscriptions	8,350,264	152,528,092	9,707,323	170,326,728	17,064,332	279,574,542
Reinvestments of distributions:
Class A	242,992	4,273,390	369,673	6,636,400	525,758	8,498,987
Class I	31,725	564,096	52,333	944,196	121,039	1,971,716
Premier Class	15,544	276,404	22,804	413,590	49,793	811,129
Class R6	1,834,483	32,577,744	2,609,598	47,304,121	3,525,080	57,511,280
Retirement Class	355,760	6,657,501	493,439	9,400,598	745,977	12,796,339
Total reinvestments of distributions	2,480,504	44,349,135	3,547,847	64,698,905	4,967,647	81,589,451
Redemptions:
Class A	(1,451,691)	(25,710,586)	(2,579,395)	(44,888,136)	(5,207,264)	(84,329,563)
Class I	(557,338)	(9,775,242)	(1,335,504)	(23,138,068)	(4,839,946)	(78,615,073)
Premier Class	(63,660)	(1,147,060)	(821,964)	(14,068,970)	(918,544)	(14,630,649)
Class R6	(9,706,787)	(173,670,510)	(18,864,474)	(332,950,471)	(21,935,422)	(358,847,732)
Retirement Class	(1,205,262)	(22,849,569)	(5,111,574)	(96,196,766)	(4,180,019)	(74,001,644)
Total redemptions	(12,984,738)	(233,152,967)	(28,712,911)	(511,242,411)	(37,081,195)	(610,424,661)
Net increase (decrease) from shareholder transactions	(2,153,970)	$(36,275,740)	(15,457,741)	$(276,216,778)	(15,049,216)	$(249,260,668)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

23

Notes to Financial Statements (continued)

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Inflation Linked Bond	$3,009,186,209	$27,104,664	$(75,744,255)	$(48,639,591)
Real Estate Securities Select	1,853,097,727	888,679,244	(32,774,054)	855,905,190

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Inflation Linked Bond	$–	$–	$(138,111,191)	$(59,838,348)	$–	$(667,683)	$(198,617,222)
Real Estate Securities Select	–	–	907,065,824	(143,202,359)	–	(586,314)	763,277,151

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Inflation Linked Bond	$15,600,400	$44,237,948	$59,838,348
Real Estate Securities Select	132,969,999	10,232,360	143,202,359

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser, under the Service Agreements.

Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.

The management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).

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For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying the rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:

Complex Level Asset Breakpoint Level*	Complex Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the current fiscal period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee
Inflation Linked Bond	0.1594%
Real Estate Securities Select	0.1594%

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The Fund- Level fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Fund-Level Fee Range	Maximum Expense Amounts‡
						Retirement
Fund		Class A	Class I	Premier Class	Class R6	Class	Class W
Inflation Linked Bond*	0.040%—0.090%	0.650%	0.450%	0.450%	0.300%	0.550%	0.300%
Real Estate Securities Select*	0.190%—0.340%	0.920	0.720	0.720	0.570	0.820	–

*	This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in “Affiliated Income” on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:

Fund	Value
Real Estate Securities Select	$243,552

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

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Notes to Financial Statements (continued)

Fund	Sales Charges Collected	Paid to Financial Intermediaries
Inflation Linked Bond	$892	$768
Real Estate Securities Select	5,439	4,747

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross- trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.

Affiliate Owned Shares: A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by affiliates as of the end of the current fiscal period:

Underlying Fund	Nuveen Lifecycle Funds	Nuveen Lifecycle Index Funds	TIAA Access	Total
Inflation Linked Bond	28%	46%	–%	74%
Real Estate Securities Select	–	–	15	15

9.	Borrowing Arrangements

Line of Credit: During June 2024, the Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

There were no borrowings under this credit facility by the Funds during the current fiscal period.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Inflation Linked Bond Fund

Nuveen Real Estate Securities Select Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is the “Adviser”) pursuant to which TAL serves as investment adviser to such funds. TAL is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by TAL, including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and collectively, the “Nuveen funds” or the “funds”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA. The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting the Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Adviser and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund.

2

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

With respect to the Funds, the Adviser and its investment team(s) are responsible for providing portfolio management of the Funds and managing the assets of the Funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the respective Fund. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds, the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, given the Consolidation of the asset management businesses of TIAA and Nuveen, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with its services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods as described below. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods.

In its review of relative performance for Funds with a Performance Peer Group, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group (if any) and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long- term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

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In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the applicable adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Inflation Linked Bond Fund (formerly, TIAA-CREF Inflation-Linked Bond Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024 and matched the performance of its benchmark for the three-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Real Estate Securities Select Fund (formerly, TIAA-CREF Real Estate Securities Fund), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the third quartile for the one- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C.	Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that in 2024, the Board approved changes to the management fee schedule of certain Funds to include a complex-wide component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating funds into the calculation of the complex size over a ten-year period beginning May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. Participating Funds included each Fund. In addition, in conjunction with the Consolidation, the Board considered that the separate administrative agreement pursuant to which the Adviser provided the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 and related savings.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and with respect to the open-end Funds, for a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class R6 of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Inflation Linked Bond Fund (formerly, TIAA-CREF Inflation-Linked Bond Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Real Estate Securities Select Fund (formerly, TIAA-CREF Real Estate Securities Fund), the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and NFAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and NFAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that it approved in 2024 changes to the management fee structure of certain Funds to incorporate a complex-level component. Accordingly, such participating Funds’ management fee would be comprised of a fund-level component and a complex-level component. Participating Funds in the complex-level component include each Fund. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex- level fee schedules.

In addition to the fund-level and complex-level fee schedules (as applicable), the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

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Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023. With respect to the Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered that the Adviser reimburses the funds it advises for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)